Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
As at September 30, 2019 and December 31, 2018, the Company’s accumulated other comprehensive loss (or AOCI) consisted of the following components:

	September 30,	December 31,
	2019	2018
	$	$
Unrealized (loss) gain on qualifying cash flow hedging instruments	(24,306)	903
Pension adjustments, net of tax recoveries	(3,572)	(3,176)
	(27,878)	(2,273)

Schedule of Accumulated Other Comprehensive Loss
As at September 30, 2019 and December 31, 2018, the Company’s accumulated other comprehensive loss (or AOCI) consisted of the following components:

	September 30,	December 31,
	2019	2018
	$	$
Unrealized (loss) gain on qualifying cash flow hedging instruments	(24,306)	903
Pension adjustments, net of tax recoveries	(3,572)	(3,176)
	(27,878)	(2,273)